UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09102

iShares, Inc.

(Exact name of registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116-5021

(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated

351 West Camden Street, Baltimore, MD 21201

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (415) 670-2000

Date of fiscal year end:   April 30, 2012

Date of reporting period:   April 30, 2012

Item 1. Reports to Stockholders.	April 30, 2012

2012 Annual Report

iShares, Inc.

iShares Asia/Pacific Dividend 30 Index Fund  |  DVYA  |  NYSE Arca

iShares Emerging Markets Dividend Index Fund  |  DVYE  |  NYSE Arca

Management’s Discussion of Fund Performance

iSHARES® ASIA/PACIFIC DIVIDEND 30 INDEX FUND

Performance as of April 30, 2012

Cumulative Total Returns
Inception to 4/30/12
NAV	MARKET	INDEX
3.32%	3.60%	3.37%

“Cumulative Total Returns” represent the total change in value of an investment over the period indicated and are calculated from an inception date of 2/23/12.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/24/12), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

For the fiscal period ended 4/30/2012, the Fund did not have six months of performance and therefore line graphs are not presented.

PORTFOLIO ALLOCATION

As of 4/30/12

Sector	Percentage of Net Assets

Financial	24.65%
Communications	22.05
Consumer Cyclical	20.64
Industrial	16.05
Consumer Non-Cyclical	7.26
Utilities	4.68
Diversified	2.51
Energy	1.78
Short-Term and Other Net Assets	0.38

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 4/30/12

Security	Percentage of Net Assets

Telecom Corp. of New Zealand Ltd. (New Zealand)	7.54%
Esprit Holdings Ltd. (Hong Kong)	6.19
Shimao Property Holdings Ltd. (Hong Kong)	5.29
SP AusNet (Australia)	4.68
Telstra Corp. Ltd. (Australia)	4.43
David Jones Ltd. (Australia)	4.17
VTech Holdings Ltd. (Hong Kong)	3.87
StarHub Ltd. (Singapore)	3.81
Westpac Banking Corp. (Australia)	3.69
Australia and New Zealand Banking Group Ltd. (Australia)	3.67

TOTAL	47.34%

The iShares Asia/Pacific Dividend 30 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones Asia/Pacific Select Dividend 30 IndexSM (the “Index”). The Index measures the stock performance of high dividend paying companies in Australia, Hong Kong, Japan, New Zealand and Singapore. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from February 23, 2012 (inception date of the Fund) through April 30, 2012 (the “reporting period”), the total return for the Fund was 3.32%, net of fees, while the total return for the Index was 3.37%.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance (Continued)

iSHARES® ASIA/PACIFIC DIVIDEND 30 INDEX FUND

Stock markets in the Asia/Pacific region declined modestly for the reporting period. One contributing factor was a general slowdown in economic activity in the region, especially in the emerging economies. Declining exports to these emerging markets weighed on stock markets in developed Asian countries. Another negative factor was the ongoing sovereign debt crisis in Europe. As the reporting period began, efforts by the European Central Bank to support the troubled banking sector and inject liquidity into the debt markets sparked optimism that a positive conclusion to the crisis would be achieved. Toward the end of the reporting period, however, worsening problems in Greece cast doubts on the probability of a near-term solution, putting downward pressure on equity markets worldwide.

On a country-by-country basis, stocks in New Zealand generated the best returns in the Asia/Pacific region, advancing for the reporting period as economic growth remained steady. Equity markets in Hong Kong and China declined as economic growth, although robust in absolute terms, continued to weaken from previous levels. Japan, a major exporter to Europe, also saw its stock market fall during the reporting period.

As represented by the Index, dividend-paying stocks in the Asia/Pacific region posted positive returns, outperforming the region’s broad stock indexes for the reporting period. As interest rates remained low, investors were attracted to higher-yielding alternatives, including stocks with high dividend yields. Furthermore, dividend-paying stocks are typically companies with healthy cash flows and solid balance sheets, and stocks with these characteristics also fared well during the reporting period.

6	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® EMERGING MARKETS DIVIDEND INDEX FUND

Performance as of April 30, 2012

Cumulative Total Returns
Inception to 4/30/12
NAV	MARKET	INDEX
(2.27)%	(1.67)%	(2.30)%

“Cumulative Total Returns” represent the total change in value of an investment over the period indicated and are calculated from an inception date of 2/23/12.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/24/12), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

For the fiscal period ended 4/30/2012, the Fund did not have six months of performance and therefore line graphs are not presented.

PORTFOLIO ALLOCATION

As of 4/30/12

Sector	Percentage of Net Assets

Communications	18.55%
Consumer Cyclical	13.30
Financial	12.81
Utilities	10.67
Basic Materials	10.60
Consumer Non-Cyclical	9.60
Technology	9.18
Industrial	7.83
Energy	4.49
Diversified	2.32
Short-Term and Other Net Assets	0.65

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 4/30/12

Security	Percentage of Net Assets

PT AKR Corporindo Tbk (Indonesia)	3.47%
Ford Otomotiv Sanayi AS (Turkey)	3.16
Guangzhou R&F Properties Co. Ltd. Class H (China)	2.33
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA Preferred (Brazil)	1.91
Advanced Information Service PCL NVDR (Thailand)	1.83
Tofas Turk Otomobil Fabrikasi AS (Turkey)	1.74
Magyar Telekom Telecommunications PLC (Hungary)	1.74
Light SA (Brazil)	1.72
Shin Corp. PCL (Thailand)	1.70
Telefonica O2 Czech Republic AS (Czech Republic)	1.62

TOTAL	21.22%

The iShares Emerging Markets Dividend Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones Emerging Markets Select Dividend IndexSM (the “Index”). The Index measures the performance of a group of equity securities issued by companies in emerging market countries that have provided relatively high dividend yields on a consistent basis over time. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from February 23, 2012 (inception date of the Fund) through April 30, 2012 (the “reporting period”), the total return for the Fund was (2.27)%, net of fees, while the total return for the Index was (2.30)%.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance (Continued)

iSHARES® EMERGING MARKETS DIVIDEND INDEX FUND

Emerging markets stocks declined modestly for the reporting period, reflecting a slowdown in growth rates in many emerging economies. Larger countries such as China, India, and Brazil — among the most rapidly growing economies in the world — have seen their economic growth rates decline over the past year. The key factor behind this slowdown has been the sovereign debt crisis in Europe, which has had a negative impact on the global banking sector and put downward pressure on economic activity on the Continent. The resulting decline in exports to Europe weighed on economic activity in emerging markets and contributed to the negative returns for emerging markets stocks during the reporting period.

On a regional basis, equity markets in Latin America fell the most, led by a sharp decline in the Brazilian stock market. Given their proximity to the Eurozone, Eastern European markets also struggled, most notably Poland and the Czech Republic. Emerging markets in the Asia/Pacific region held up best as positive returns in Thailand and Indonesia helped offset declines in China and Taiwan.

As represented by the Index, dividend-paying stocks in emerging markets posted negative returns but outperformed the broad emerging markets stock indexes for the reporting period. As interest rates remained low worldwide, investors were attracted to higher-yielding alternatives, including stocks with high dividend yields. Furthermore, dividend-paying stocks are typically companies with healthy cash flows and solid balance sheets, and emerging markets stocks with these characteristics also fared well during the reporting period.

8	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited)

iSHARES®, INC.

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2011 (or commencement of operations, as applicable) to April 30, 2012.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value [a] (11/1/11)	Ending Account Value (4/30/12)	Annualized Expense Ratio	Expenses Paid During Period [b] (11/1/11 to 4/30/12)
Asia/Pacific Dividend 30
Actual	$1,000.00	$1,033.20	0.49%	$0.91
Hypothetical (5% return before expenses)	1,000.00	1,022.40	0.49	2.46
Emerging Markets Dividend
Actual	1,000.00	977.30	0.49	0.89
Hypothetical (5% return before expenses)	1,000.00	1,022.40	0.49	2.46

[a]	The beginning of the period (commencement of operations) is February 23, 2012.
[b]

Actual expenses for the Funds are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (67 days) and divided by the number of days in the year (366 days). Hypothetical expenses for the Funds, which are based on a hypothetical half year, are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days).

SHAREHOLDER EXPENSES	9

Schedule of Investments

iSHARES® ASIA/PACIFIC DIVIDEND 30 INDEX FUND

April 30, 2012

Security	Shares	Value

COMMON STOCKS — 99.62%

AUSTRALIA — 42.43%
Amcor Ltd.	37,835	$296,199
Australia and New Zealand Banking Group Ltd.	19,415	483,268
Billabong International Ltd.	114,710	315,266
Commonwealth Bank of Australia	7,920	428,499
David Jones Ltd.	212,235	550,158
Metcash Ltd.	92,390	380,883
National Australia Bank Ltd.	17,400	457,023
SP AusNet	536,455	617,116
Suncorp Group Ltd.	29,435	249,436
Sydney Airport	128,010	387,800
Telstra Corp. Ltd.	158,595	584,473
UGL Ltd.	26,330	358,534
Westpac Banking Corp.	20,535	485,921

		5,594,576
HONG KONG — 23.26%
Anta Sports Products Ltd.	330,000	326,267
Esprit Holdings Ltd.	395,500	815,701
Shimao Property Holdings Ltd.	527,500	697,644
SOHO China Ltd.	577,500	448,884
VTech Holdings Ltd.	45,500	510,264
Yue Yuen Industrial (Holdings) Ltd.	80,000	268,119

		3,066,879
JAPAN — 6.15%
Eisai Co. Ltd.	7,500	293,068
Ono Pharmaceutical Co. Ltd.	5,000	283,048
TonenGeneral Sekiyu K.K.	25,000	234,830

		810,946
NEW ZEALAND — 10.93%
SKYCITY Entertainment Group Ltd.	142,120	446,498
Telecom Corp. of New Zealand Ltd.	462,260	994,660

		1,441,158
SINGAPORE — 16.85%
Keppel Corp. Ltd.	37,000	330,437
SATS Ltd.	175,000	369,151
Singapore Post Ltd.	520,000	426,574
Singapore Telecommunications Ltd.	125,000	315,202
SMRT Corp. Ltd.	205,000	278,348

Security	Shares	Value

StarHub Ltd.[a]	195,000	$502,748

		2,222,460

TOTAL COMMON STOCKS
(Cost: $12,930,877)		13,136,019

SHORT-TERM INVESTMENTS — 0.05%

MONEY MARKET FUNDS — 0.05%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.26%[b,c,d]	5,127	5,127
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%[b,c,d]	373	373
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[b,c]	989	989

		6,489

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,489)		6,489

TOTAL INVESTMENTS IN SECURITIES — 99.67%
(Cost: $12,937,366)		13,142,508
Other Assets, Less Liabilities — 0.33%		43,295

NET ASSETS —100.00%		$13,185,803

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

10	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® EMERGING MARKETS DIVIDEND INDEX FUND

April 30, 2012

Security	Shares	Value

COMMON STOCKS — 95.85%

BRAZIL — 8.78%
Banco do Brasil SA	3,600	$44,812
CCR SA	27,600	215,636
CPFL Energia SA	17,200	241,979
Light SA	21,000	274,930
Redecard SA	11,400	193,180
Souza Cruz SA	12,100	189,647
Tractebel Energia SA	14,000	242,781

		1,402,965
CHILE — 0.79%
CAP SA	1,158	48,304
Empresa Nacional de Telecomunicaciones SA	3,918	78,021

		126,325
CHINA — 5.89%
Guangzhou R&F Properties Co. Ltd. Class H	278,400	371,786
PetroChina Co. Ltd. Class H	96,000	145,527
Shenzhen Investment Ltd.	816,000	190,385
Zhejiang Expressway Co. Ltd. Class H	324,000	233,047

		940,745
CZECH REPUBLIC — 4.07%
CEZ AS	4,692	189,202
Komercni Banka AS	1,098	201,918
Telefonica O2 Czech Republic AS	12,825	258,649

		649,769
EGYPT — 3.28%
Commercial International Bank Egypt SAE SP GDR[b]	45,600	185,592
Orascom Construction Industries SAE SP GDR	4,620	203,742
Orascom Telecom Holding SAE SP GDR[a,b]	48,217	135,008

		524,342
HUNGARY — 1.74%
Magyar Telekom Telecommunications PLC	109,734	277,128

		277,128
INDIA — 0.22%
Reliance Industries Ltd. SP GDR[c]	1,254	35,388

		35,388

Security	Shares	Value

INDONESIA — 4.09%
PT AKR Corporindo Tbk	1,233,000	$553,411
PT Aneka Persero Tambang Tbk	537,000	100,500

		653,911
MALAYSIA — 6.71%
Berjaya Sports Toto Bhd	68,400	97,650
British American Tobacco (Malaysia) Bhd	12,000	220,251
Kuala Lumpur Kepong Bhd	13,200	103,122
PPB Group Bhd	12,000	66,306
Public Bank Bhd	27,600	124,957
Sime Darby Bhd	37,200	119,738
Telekom Malaysia Bhd	114,000	203,060
YTL Power International Bhd	240,000	136,418

		1,071,502
PHILIPPINES — 1.42%
Globe Telecom Inc.	8,520	226,420

		226,420
POLAND — 2.61%
KGHM Polska Miedz SA	4,050	178,250
Telekomunikacja Polska SA	45,570	238,424

		416,674
RUSSIA — 1.33%
Mobile Telesystems OJSC	26,700	212,291

		212,291
SOUTH AFRICA — 11.90%
African Bank Investments Ltd.	28,338	142,053
Barloworld Ltd.	4,830	61,075
Exxaro Resources Ltd.	2,754	73,557
Foschini Group Ltd. (The)	7,734	128,512
Grindrod Ltd.	43,794	87,869
Impala Platinum Holdings Ltd.	4,056	79,182
Kumba Iron Ore Ltd.	3,534	250,567
Lewis Group Ltd.	13,392	130,479
Nampak Ltd.	47,256	136,887
Pretoria Portland Cement Co. Ltd.	60,258	240,872
RMB Holdings Ltd.	33,438	144,967
Telkom South Africa Ltd.	25,716	78,905
Tiger Brands Ltd.	4,230	155,552
Truworths International Ltd.	8,796	94,200
Woolworths Holdings Ltd.	15,180	95,211

		1,899,888

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Continued)

iSHARES® EMERGING MARKETS DIVIDEND INDEX FUND

April 30, 2012

Security	Shares	Value

SOUTH KOREA — 2.39%
Daishin Securities Co. Ltd.[a]	16,500	$143,373
Hyundai Marine & Fire Insurance Co. Ltd.	1,860	47,729
Korea Gas Corp.	1,560	60,944
KT Corp. SP ADR	10,080	129,528

		381,574
TAIWAN — 24.03%
Ability Enterprise Co. Ltd.	138,000	126,857
AmTRAN Technology Co. Ltd.	324,000	245,148
China Steel Corp.	108,000	107,414
Chung Hsin Electric & Machinery Manufacturing Corp.	192,000	109,776
Chunghwa Telecom Co. Ltd.	36,000	112,652
Far EasTone Telecommunications Co. Ltd.	54,000	117,397
Farglory Land Development Co. Ltd.	78,000	144,205
Feng Hsin Iron & Steel Co. Ltd.	42,000	70,747
Formosa Chemicals & Fibre Corp.	42,000	121,793
Formosa Petrochemical Corp.	30,000	93,363
Formosa Plastics Corp.	42,000	119,349
Formosan Rubber Group Inc.	204,000	130,955
Gigabyte Technology Co. Ltd.	150,000	129,928
Highwealth Construction Corp.	90,000	150,984
Holtek Semiconductor Inc.	132,000	158,173
Hung Sheng Construction Co. Ltd.	306,000	152,432
Infortrend Technology Inc.	108,000	85,598
Inventec Corp.	390,000	150,213
Lite-On Technology Corp.	132,000	161,111
Macronix International Co. Ltd.	540,000	178,222
Nan Ya Plastics Corp.	48,000	98,930
Novatek Microelectronics Corp. Ltd.	48,000	145,437
Oriental Union Chemical Corp.	42,000	51,334
Phihong Technology Co. Ltd.	102,000	121,526
Sincere Navigation Corp.	138,000	137,251
Springsoft Inc.	60,000	85,763
Taiwan Mobile Co. Ltd.	36,000	116,103
TSRC Corp.	30,000	72,616
U-Ming Marine Transport Corp.	96,000	163,021
UPC Technology Corp.	318,000	179,095

		3,837,393
THAILAND — 8.31%
Advanced Information Service PCL NVDR	49,200	292,800
Airports of Thailand PCL NVDR	24,600	49,600

Security	Shares	Value

Charoen Pokphand Foods PCL NVDR	117,600	$155,844
Land and Houses PCL	938,400	242,611
PTT Global Chemical PCL NVDR	37,200	83,171
Shin Corp. PCL	146,200	272,193
Siam Cement PCL NVDR	10,200	116,098
Thai Oil PCL NVDR	52,200	114,585

		1,326,902
TURKEY — 8.29%
Ford Otomotiv Sanayi AS	54,942	504,456
Haci Omer Sabanci Holding AS	17,628	73,160
Tofas Turk Otomobil Fabrikasi AS	62,934	278,363
Turk Telekomunikasyon AS	48,696	213,172
Turkiye Petrol Rafinerileri AS	12,246	255,509

		1,324,660

TOTAL COMMON STOCKS
(Cost: $15,715,834)		15,307,877

PREFERRED STOCKS — 3.50%

BRAZIL — 3.50%
AES Tiete SA	18,000	253,709
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	19,800	304,792

		558,501

TOTAL PREFERRED STOCKS
(Cost: $674,975)		558,501

SHORT-TERM INVESTMENTS — 0.06%

MONEY MARKET FUNDS — 0.06%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[d,e]	9,466	9,466

		9,466

TOTAL SHORT-TERM INVESTMENTS
(Cost: $9,466)		9,466

12	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® EMERGING MARKETS DIVIDEND INDEX FUND

April 30, 2012

Value

TOTAL INVESTMENTS IN SECURITIES — 99.41%
(Cost: $16,400,275)	$15,875,844
Other Assets, Less Liabilities — 0.59%	94,333

NET ASSETS — 100.00%	$15,970,177

NVDR — Non-Voting Depositary Receipts

SP ADR — Sponsored American Depositary Receipts

SP GDR — Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	13

Statements of Assets and Liabilities

iSHARES®, INC.

April 30, 2012

	iShares Asia/Pacific Dividend 30 Index Fund	iShares Emerging Markets Dividend Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$12,930,877	$16,390,809
Affiliated (Note 2)	6,489	9,466

Total cost of investments	$12,937,366	$16,400,275

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$13,136,019	$15,866,378
Affiliated (Note 2)	6,489	9,466

Total fair value of investments	13,142,508	15,875,844
Foreign currencies, at value[b]	20,111	32,040
Receivables:
Dividends and interest	34,319	68,053
Capital shares sold	15,136	—

Total Assets	13,212,074	15,975,937

LIABILITIES
Payables:
Investment securities purchased	16,605	—
Collateral for securities on loan (Note 5)	5,500	—
Investment advisory fees (Note 2)	4,166	5,760

Total Liabilities	26,271	5,760

NET ASSETS	$13,185,803	$15,970,177

Net assets consist of:
Paid-in capital	$12,991,238	$16,402,791
Undistributed (distributions in excess of) net investment income	(6,607)	128,137
Accumulated net realized loss	(4,646)	(34,982)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	205,818	(525,769)

NET ASSETS	$13,185,803	$15,970,177

Shares outstanding[c]	250,000	300,000

Net asset value per share	$52.74	$53.23

[a]	Securities on loan with values of $5,156 and $ —, respectively. See Note 5.
[b]	Cost of foreign currencies: $20,107 and $32,015, respectively.
[c]	$0.001 par value, number of shares authorized: 500 million and 500 million, respectively.

See notes to financial statements.

14	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations

iSHARES®, INC.

Period ended April 30, 2012

	iShares Asia/Pacific Dividend 30 Index Fund[a]	iShares Emerging Markets Dividend Index Fund[a]

NET INVESTMENT INCOME
Dividends — unaffiliated[b]	$111,336	$174,755

Total investment income	111,336	174,755

EXPENSES
Investment advisory fees (Note 2)	8,726	14,853

Total expenses	8,726	14,853
Less investment advisory fees waived (Note 2)	—	(4,150)

Net expenses	8,726	10,703

Net investment income	102,610	164,052

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(3,302)	(34,982)
Foreign currency transactions	(266)	(7,419)

Net realized loss	(3,568)	(42,401)

Net change in unrealized appreciation/depreciation on:
Investments	205,142	(524,431)
Translation of assets and liabilities in foreign currencies	676	(1,338)

Net change in unrealized appreciation/depreciation	205,818	(525,769)

Net realized and unrealized gain (loss)	202,250	(568,170)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$304,860	$(404,118)

[a]	For the period from February 23, 2012 (commencement of operations) to April 30, 2012.
[b]	Net of foreign withholding tax of $6,915 and $12,330, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	15

Statements of Changes in Net Assets

iSHARES®, INC.

	iShares Asia/Pacific Dividend 30 Index Fund	iShares Emerging Markets Dividend Index Fund
	Period from February 23, 2012[a] to April 30, 2012	Period from February 23, 2012[a] to April 30, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$102,610	$164,052
Net realized loss	(3,568)	(42,401)
Net change in unrealized appreciation/depreciation	205,818	(525,769)

Net increase (decrease) in net assets resulting from operations	304,860	(404,118)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	$(108,951)	$(28,496)
From net realized gain	(1,344)	—
From return of capital	(3,727)	—

Total distributions to shareholders	(114,022)	(28,496)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	12,994,965	16,402,791

Net increase in net assets from capital share transactions	12,994,965	16,402,791

INCREASE IN NET ASSETS	13,185,803	15,970,177

NET ASSETS
Beginning of period	—	—

End of period	$13,185,803	$15,970,177

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(6,607)	$128,137

SHARES ISSUED
Shares sold	250,000	300,000

Net increase in shares outstanding	250,000	300,000

[a]	Commencement of operations.

See notes to financial statements.

16	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES®, INC.

(For a share outstanding throughout the period)

iShares Asia/Pacific Dividend 30 Index Fund
Period from Feb. 23, 2012[a] to Apr. 30, 2012
Net asset value, beginning of period	$51.62

Income from investment operations:
Net investment income[b]	0.55
Net realized and unrealized gain[c]	1.14

Total from investment operations	1.69

Less distributions from:
Net investment income	(0.54)
Net realized gain	(0.01)
Return of capital	(0.02)

Total distributions	(0.57)

Net asset value, end of period	$52.74

Total return	3.32%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$13,186
Ratio of expenses to average net assets[e]	0.49%
Ratio of net investment income to average net assets[e]	5.76%
Portfolio turnover rate[f]	1%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL STATEMENTS	17

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout the period)

iShares Emerging Markets Dividend Index Fund
Period from Feb. 23, 2012[a] to Apr. 30, 2012
Net asset value, beginning of period	$54.61

Income from investment operations:
Net investment income[b]	0.74
Net realized and unrealized loss[c]	(1.98)

Total from investment operations	(1.24)

Less distributions from:
Net investment income	(0.14)

Total distributions	(0.14)

Net asset value, end of period	$53.23

Total return	(2.27)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$15,970
Ratio of expenses to average net assets[e]	0.49%
Ratio of expenses to average net assets prior to waived fees[e]	0.68%
Ratio of net investment income to average net assets[e]	7.51%
Portfolio turnover rate[f]	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]

Portfolio turnover rate excludes portfolio securities received or delivered in Creation Units but includes portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. See Note 4.

See notes to financial statements.

18	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements

iSHARES®, INC.

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to amended and restated Articles of Incorporation.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares Index Fund	Diversification Classification
Asia/Pacific Dividend 30[a]	Non-diversified
Emerging Markets Dividend[a]	Non-diversified

[a]	The Fund commenced operations on February 23, 2012.

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Each Fund may invest in securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Company’s organizational documents, the Funds’ officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

NOTES TO FINANCIAL STATEMENTS	19

Notes to Financial Statements (Continued)

iSHARES®, INC.

SECURITY VALUATION

U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The securities and other assets of each Fund are valued at fair value pursuant to the policies and procedures approved by the Board of Directors of the Company (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors in accordance with policies approved by the Board. Such valuations are reported to the Board.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Funds’ assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

As of April 30, 2012, the value of each of the Funds’ investments was classified as Level 1. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

20	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES®, INC.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of April 30, 2012 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and foreign taxes on other corporate events are reflected in “Other foreign taxes.” Foreign taxes payable as of April 30, 2012, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

NOTES TO FINANCIAL STATEMENTS	21

Notes to Financial Statements (Continued)

iSHARES®, INC.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Company, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Index Fund	Investment Advisory Fee
Asia/Pacific Dividend 30	0.49%
Emerging Markets Dividend	0.68

BFA has contractually agreed to waive a portion of its investment advisory fees for the iShares Emerging Markets Dividend Index Fund through December 31, 2014 in an amount equal to the investment advisory fees payable on the amount of the Fund’s investment in other iShares funds. The Fund did not hold any iShares funds during the period ended April 30, 2012. In addition, BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through December 31, 2014 in order to limit total annual operating expenses to 0.49% of average daily net assets.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, and any fees or other payments to and from borrowers of securities. Each Fund retains 65% of securities lending income and pays a fee to BTC equal to 35% of such income. As securities lending agent, BTC is responsible for all transaction fees and all other operational costs relating to securities lending activities, other than extraordinary expenses. BTC is also responsible for fees and expenses incurred by each Fund as a result of the investment of cash collateral received for securities on loan in a money market fund managed by BFA or an affiliate.

At the Special Meeting of the Board of Directors held on January 5, 2012, the Board approved a new distribution agreement with BlackRock Investments, LLC (“BRIL”). BRIL is an affiliate of BFA. Effective April 1, 2012, BRIL replaced SEI Investments Distribution Co. as the distributor for each Fund. Pursuant to the new distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest — affiliated” in the Statements of Operations.

As of April 30, 2012, The PNC Financial Services Group, Inc. (“PNC”) and Barclays PLC (“Barclays”) are the largest stockholders of BlackRock. Due to the ownership structure, PNC is an affiliate of the Funds for 1940 Act purposes, but Barclays is not.

The iShares Emerging Markets Dividend Index Fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the Fund’s underlying index.

22	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES®, INC.

Certain directors and officers of the Company are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the period ended April 30, 2012 were as follows:

	"0000000"	"0000000"
iShares Index Fund	Purchases	Sales
Asia/Pacific Dividend 30	$70,337	$97,568
Emerging Markets Dividend	8,048,907	227,227

In-kind transactions (see Note 4) for the period ended April 30, 2012 were as follows:

	"000000"	"000000"
iShares Index Fund	In-kind Purchases	In-kind Sales
Asia/Pacific Dividend 30	$12,961,410	$—
Emerging Markets Dividend	8,604,111	—

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that fund’s underlying index, and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

5.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

NOTES TO FINANCIAL STATEMENTS	23

Notes to Financial Statements (Continued)

iSHARES®, INC.

As of April 30, 2012, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of the securities on loan as of April 30, 2012 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Statements of Operations, represents the income earned from the investment of the cash collateral, net of fees and other payments to and from borrowers, and less the fees paid to BTC as securities lending agent.

6.	INCOME TAX INFORMATION

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The following permanent differences as of April 30, 2012, attributable to foreign currency transactions were reclassified to the following accounts:

iShares Index Fund	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
Asia/Pacific Dividend 30	$(266)	$266
Emerging Markets Dividend	(7,419)	7,419

The tax character of distributions paid during the period ended April 30, 2012 was as follows:

iShares Index Fund	2012
Asia/Pacific Dividend 30
Ordinary income	$110,295
Return of capital	3,727

$114,022

Emerging Markets Dividend
Ordinary income	$28,496

As of April 30, 2012, the tax components of accumulated net earnings (losses) were as follows:

iShares Index Fund	Undistributed Ordinary Income	Capital Loss Carryforwards	Net Unrealized Gains (Losses) [a]	Total
Asia/Pacific Dividend 30	$—	$—	$194,565	$194,565
Emerging Markets Dividend	129,689	(32,766)	(529,537)	(432,614)

[a]

The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.

24	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES®, INC.

As of April 30, 2012, the iShares Emerging Markets Dividend Index Fund had non-expiring capital loss carryforwards in the amount of $32,766 available to offset future realized capital gains.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of April 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Asia/Pacific Dividend 30	$12,948,619	$456,439	$(262,550)	$193,889
Emerging Markets Dividend	16,404,043	257,657	(785,856)	(528,199)

Management has reviewed the tax positions as of April 30, 2012 and has determined that no provision for income tax is required in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	25

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of

iShares, Inc.:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the iShares Asia/Pacific Dividend 30 Index Fund and iShares Emerging Markets Dividend Index Fund (the “Funds”), at April 30, 2012, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2012 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

June 21, 2012

26	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Tax Information (Unaudited)

iSHARES® INC.

For the fiscal year ended April 30, 2012, the Funds earned foreign source income and paid foreign taxes which they intend to pass through to their shareholders pursuant to Section 853 of the Internal Revenue Code (the “Code”) as follows:

iShares Index Fund	Foreign Source Income Earned	Foreign Taxes Paid
Asia/Pacific Dividend 30	$118,251	$6,915
Emerging Markets Dividend	187,085	12,330

Under Section 854(b)(2) of the Code, the Funds hereby designate the following maximum amounts as qualified dividend income for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended April 30, 2012:

iShares Index Fund	Qualified Dividend Income
Asia/Pacific Dividend 30	$77,168
Emerging Markets Dividend	40,826

In February 2013, shareholders will receive Form 1099-DIV which will include their share of qualified dividend income distributed during the calendar year 2012. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their income tax returns.

TAX INFORMATION	27

Board Review and Approval of Investment Advisory

Contract (Unaudited)

iSHARES®, INC.

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Company’s Board of Directors (the “Board”), including a majority of Directors who are not “interested persons” of the Company (as that term is defined in the 1940 Act) (the “Independent Directors”), is required to consider and approve the proposed Investment Advisory Contract between the Company and BFA on behalf of the Funds (the “Advisory Contract”). As required by Section 15(c), the Board requested, and BFA provided, such information as the Board, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed Advisory Contract.

At a meeting held on December 5-6, 2011, the Board approved the selection of BFA and the Advisory Contract for the Funds, based on its review of qualitative and quantitative information provided by BFA. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings. The Independent Directors were advised by their independent counsel throughout the process.

In selecting BFA and approving the Advisory Contract for the Funds, the Board, including the Independent Directors, considered the following factors, no one of which was controlling, and made the following conclusions:

Nature, Extent and Quality of Services to be Provided by BFA — The Board reviewed the scope of services to be required of or provided by BFA under the Advisory Contract. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience as well as the resources expected to be available from BFA and its affiliates for the support of the Funds and their shareholders. The Board considered in particular that BFA’s services for other iShares funds reflect BFA’s core competencies, including BFA’s effective use of its proprietary investment systems analyzing securities market risk, asset class correlations and expected returns. The Board also considered services provided by BFA and its affiliates to other iShares funds in connection with the review of counterparty and issuer credit risk and securities lending opportunities and the oversight of intermediaries that provide shareholder support and processing functions. The Board considered representations by BFA, BTC, and BlackRock that the scope and quality of services to be provided to the Funds would be similar to the scope and quality of services provided to other iShares funds.

The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds. The Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board reviewed and considered BFA’s investment and risk management processes and strategies, and matters related to BFA’s portfolio compliance policies and procedures.

The Board took into account discussions at prior Board meetings, including representations and information provided by management regarding the resources and strengths of BFA and the financial condition of BFA and BlackRock.

Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the Advisory Contract.

Fund Expenses — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Funds in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising the Funds’ applicable peer group pursuant to Lipper’s proprietary methodology (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Funds, the Lipper Group included in part mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and

28	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract  (Unaudited) (Continued)

iSHARES®, INC.

other characteristics (e.g., actively managed funds and funds sponsored by “at-cost” service providers). In support of its review of the statistical information, the Board was provided with a general description of the methodology used by Lipper to determine the applicable Lipper Group and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the Lipper Group, the statistical information may or may not provide meaningful direct comparisons to the Funds. The Board also noted that the proposed investment advisory fee rate and overall expenses for the Funds compared favorably to the investment advisory fee rate and overall expenses of the funds in the Lipper Group.

Based on this review, the other factors considered at the meeting, and their general knowledge of mutual fund pricing, the Board concluded that the proposed investment advisory fees and expense levels of the Funds, as compared to the investment advisory fees and expense levels of the funds in the Lipper Group, supported the Board’s approval of the Advisory Contract.

Costs of Services to be Provided to the Funds and Profits to be Realized by BFA and Affiliates — The Board did not consider the profitability of the Funds to BFA based on the fees payable under the Advisory Contract or revenue to be received by BFA or its affiliates in connection with services to be provided to the Funds since the proposed relationships had not yet commenced. The Board noted that it expects to receive profitability information from BFA on at least an annual basis and will thus be in a position to evaluate whether, following the expiration of the Advisory Contract’s initial two year term, any adjustments in Funds fees would be appropriate.

Economies of Scale — The Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets. The Board further that the Advisory Contract did not provide for any breakpoints in the Funds’ investment advisory rates as the assets of the Funds increase. However, the Board noted that should material economies of scale exist in the future, a breakpoint structure for the Funds may be appropriate. The Board noted information presented at prior Board meetings regarding BFA’s historic profitability as investment adviser to the iShares fund complex and noted that BFA and BlackRock had continued to make significant investments in the iShares fund complex and the infrastructure supporting the iShares funds.

Based on this review, as well as the discussions described above in connection with the Lipper Group comparisons, the Board, recognizing its responsibility to consider this issue at least annually following an initial two-year period, concluded that the structure of the investment advisory fees reflects appropriate sharing of potential economies of scale with the Funds’ shareholders and supported the Board’s approval of the Advisory Contract.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board considered certain information regarding the investment advisory/management fee rate for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act, collective trust funds, and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates do not manage Other Accounts that track the same underlying indexes as the Funds. The Board further noted that BFA previously provided the Board with detailed information regarding how Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different services provided as well as other significant differences in the approach of BFA and its affiliates to the Funds, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board noted that the investment advisory fee rate under the Advisory Contract for the Funds was generally higher than the investment advisory/management fee rates for

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	29

Board Review and Approval of Investment Advisory

Contract  (Unaudited) (Continued)

iSHARES®, INC.

Other Accounts that are institutional clients of BFA (or its affiliates), and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — Except as noted below, the Board did not consider any ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Funds by BFA since the proposed relationship had not yet commenced. However, the Board noted that BFA would not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board considered the potential payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also considered the potential for revenue to BTC, the Funds’ securities lending agent, for loaning any portfolio securities. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders.

Based on the considerations described above, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining and concluded that it is in the best interest of the Funds and their shareholders to approve the Advisory Contract.

30	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES®, INC.

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares Index Fund	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
Asia/Pacific Dividend 30	$0.52829	$—	$0.04182	$0.57011	93%	—%	7%		100%
Emerging Markets Dividend	0.14200	—	0.00048	0.14248	100	—	0	[a]	100

[a]	Rounds to less than 1%.

SUPPLEMENTAL INFORMATION	31

Director and Officer Information (Unaudited)

iSHARES®, INC.

The Board of Directors has responsibility for the overall management and operations of the Company, including general supervision of the duties performed by BFA and other service providers. Each Director serves until he or she resigns, is removed, dies, retires or becomes incapacitated. The President, Treasurer and Secretary shall each hold office until their successors are chosen and qualified, and all other officers shall hold office until he or she resigns or is removed. Directors who are not interested persons (as defined in the 1940 Act) are referred to as Independent Directors.

The registered investment companies advised by BFA or its affiliates are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Director of iShares, Inc. also serves as a Trustee of iShares Trust and a Director of iShares MSCI Russia Capped Index Fund, Inc. and, as a result, oversees a total of 272 funds within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito, the address of each Trustee and Officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Robert H. Silver as its Independent Chairman. Additional information about the Funds’ Directors and Officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Directors and Officers

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
Robert S. Kapito[a] (55)	Director (since 2009).	President and Director, BlackRock, Inc. (since 2006 and 2007, respectively); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors, Periwinkle Theatre for Youth (since 1983).	Trustee of iShares Trust (since 2009); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Director of BlackRock, Inc. (since 2007).

Michael Latham[b] (46)	Director (since 2010); President (since 2007).	Chairman of iShares, BlackRock, Inc. (since 2011); Global Chief Executive Officer of iShares, BTC (2010-2011); Managing Director, BTC (since 2009); Head of Americas iShares, Barclays Global Investors (“BGI”) (2007-2009); Director and Chief Financial Officer of Barclays Global Investors International, Inc. (2005-2009); Chief Operating Officer of the Intermediary Investor and Exchange-Traded Products Business of BGI (2003-2007).	Trustee of iShares Trust (since 2010); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Company due to his affiliations with BlackRock, Inc.
[b]	Michael Latham is deemed to be an “interested person” (as defined in the 1940 Act) of the Company due to his affiliations with BlackRock, Inc. and its affiliates.

32	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Director and Officer Information (Unaudited) (Continued)

iSHARES®, INC.

Independent Directors

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
Robert H. Silver (57)	Director (since 2007); Independent Chairman (since 2012).	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Member, Non-Investor Advisory Board of Russia Partners II, LP (since 2006); Director and Vice Chairman of the YMCA of Greater NYC (2001-2011); Broadway Producer (2006-2011); Co-Founder and Vice President of Parentgiving Inc. (since 2008); Director and Member of the Audit and Compensation Committee of EPAM Systems, Inc. (2006-2009).	Trustee of iShares Trust (since 2007); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Independent Chairman of iShares Trust and iShares MSCI Russia Capped Index Fund, Inc. (since 2012).

Cecilia H. Herbert (63)	Director (since 2005).	Director (since 1998) and President (2007-2010) of the Board of Directors, Catholic Charities CYO; Trustee of Pacific Select Funds (2004-2005); Trustee (2002-2011) and Chair of the Finance Committee (2006-2009) and Investment Committee (2006-2011) of the Thacher School; Member (since 1994) and Chair (1994-2005) of Investment Committee, Archdiocese of San Francisco; Trustee and member (since 2011) of the Investment Committee, WNET, a New York public broadcasting company.	Trustee of iShares Trust (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Director, Forward Funds (34 portfolios) (since 2009).

Charles A. Hurty (68)	Director (since 2005).	Retired; Partner, KPMG LLP (1968-2001).	Trustee of iShares Trust (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of Skybridge Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios) (since 2002).

John E. Kerrigan (56)	Director (since 2005).	Chief Investment Officer, Santa Clara University (since 2002).	Trustee of iShares Trust (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010).

John E. Martinez (51)	Director (since 2003).	Director of EquityRock, Inc. (since 2005).	Trustee of iShares Trust (since 2003); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010).

DIRECTOR AND OFFICER INFORMATION	33

Director and Officer Information (Unaudited) (Continued)

iSHARES®, INC.

Independent Directors (Continued)

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held

George G.C. Parker (73)	Director (since 2002).	Dean Witter Distinguished Professor of Finance, Emeritus, Stanford University: Graduate School of Business (Professor since 1973; Emeritus since 2006).	Trustee of iShares Trust (since 2000); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Director of Tejon Ranch Company (since 1999); Director of Threshold Pharmaceuticals (since 2004); Director of Colony Financial, Inc. (since 2009); Director of First Republic Bank (since 2010).

Madhav V. Rajan (47)	Director (since 2011).	Gregor G. Peterson Professor of Accounting and Senior Associate Dean for Academic Affairs, Stanford University: Graduate School of Business (since 2001); Professor of Law (by courtesy), Stanford Law School (since 2005); Visiting Professor, University of Chicago (Winter 2007-2008).	Trustee of iShares Trust (since 2011); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2011).

34	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Director and Officer Information (Unaudited) (Continued)

iSHARES®, INC.

Officers

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years
Edward B. Baer (43)	Vice President and Chief Legal Officer (since 2012).	Managing Director, BlackRock (since 2006).

Eilleen M. Clavere (60)	Secretary (since 2007).	Director, BlackRock (since 2009); Director of Legal Administration of Intermediary Investor Business of BGI (2006-2009).

Jack Gee (52)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock (since 2009); Senior Director of Fund Administration of Intermediary Investor Business of BGI (2009); Director of Fund Administration of Intermediary Investor Business of BGI (2004-2009).

Amy Schioldager (49)	Executive Vice President (since 2007).	Managing Director, BlackRock (since 2009); Global Head of Index Equity, BGI (2008-2009); Global Head of U.S. Indexing, BGI (2006-2008).

Ira P. Shapiro (49)	Vice President (since 2007).	Managing Director, BlackRock (since 2009); Chief Legal Officer, Exchange- Traded Funds Complex (2007-2012); Associate General Counsel, BGI (2004-2009).

Matt Tucker (39)	Vice President (since 2007).	Managing Director, BlackRock (since 2009); Director of Fixed Income Investment Strategy, BGI (2009); Head of U.S. Fixed Income Investment Solutions, BGI (2005-2008).

DIRECTOR AND OFFICER INFORMATION	35

Notes:

36	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	37

Notes:

38	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com

or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Dow Jones Trademark Holdings, LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2012 BlackRock. All rights reserved. iShares® and BlackRock® are registered trademarks of BlackRock. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

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iS-AR-47-0412

Item 2. Code of Ethics.

iShares, Inc. (the “Registrant”) adopted a new code of ethics on July 1, 2011 that applies to persons appointed by the Registrant’s Board of Directors as the President and/or Chief Financial Officer, and any persons performing similar functions. For the fiscal year ended April 30, 2012, there were no amendments to any provision of the former and new codes of ethics, nor were there any waivers granted from any provision of the former and new codes of ethics. A copy of the new code of ethics is filed with this Form N-CSR under Item 12(a)(1).

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Directors has determined that the Registrant has more than one audit committee financial expert, as that term is defined under Item 3(b) and 3(c), serving on its audit committee. The audit committee financial experts serving on the Registrant’s audit committee are Charles A. Hurty, John E. Kerrigan, George G.C. Parker and Robert H. Silver, all of whom are independent, as that term is defined under Item 3(a)(2).

Item 4. Principal Accountant Fees and Services.

The principal accountant fees disclosed in items 4(a), 4(b), 4(c), 4(d) and 4(g) are for the two series of the Registrant for which the fiscal year-end is April 30, 2012 (the “Funds”), and whose annual financial statements are reported in Item 1.

(a)	Audit Fees – The aggregate fees billed for the fiscal period from the commencement of operations on February 23, 2012 through April 30, 2012 for professional services rendered by the principal accountant for the audit of the Funds’ annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements was $27,000.

(b)	Audit-Related Fees – There were no fees billed for the fiscal period from the commencement of operations on February 23, 2012 through April 30, 2012 for assurance and related services by the principal accountant that were reasonably related to the performance of the audit of the Funds’ financial statements and are not reported under (a) of this Item.

(c)	Tax Fees – There were no fees billed for the fiscal period from the commencement of operations on February 23, 2012 through April 30, 2012 for professional services rendered by the principal accountant for the review of the Funds’ tax returns and excise tax calculations.

(d)	All Other Fees – There were no other fees billed for the fiscal period from the commencement of operations on February 23, 2012 through April 30, 2012 for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.

(e)	(1) The Registrant’s audit committee charter, as amended, provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of the principal accountant to annually audit and provide their opinion on the Registrant’s financial statements. The audit committee must also approve, prior to appointment, the engagement of the principal accountant to provide non-audit services to the Registrant or to any entity controlling, controlled by or under common control with the Registrant’s investment adviser (“Adviser Affiliate”) that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant.

(2) There were no services described in (b) through (d) above (including services required by the audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	None of the hours expended on the principal accountant’s engagement to audit the Funds’ financial statements for the fiscal period from the commencement of operations on February 23, 2012 through April 30, 2012 were attributable to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)	There were no non-audit fees billed by the Registrant’s principal accountant for services rendered to the Funds, and rendered to the Registrant’s investment adviser, or any Adviser Affiliate that provides ongoing services to the Registrant for the fiscal period from the commencement of operations on February 23, 2012 through April 30, 2012.

(h)	The Registrant’s audit committee has considered whether the provision of non-audit services rendered to the Registrant’s investment adviser and any Adviser Affiliate that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if any, are compatible with maintaining the principal accountant’s independence, and has determined that the provision of these services do not compromise the principal accountant’s independence.

.

Item 5. Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are George G.C. Parker, Cecilia H. Herbert, Charles A. Hurty, John E. Kerrigan, Robert H. Silver, John E. Martinez and Madhav V. Rajan.

Item 6. Schedule of Investments.

(a)	Schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors.

Item 11. Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the attached certification.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Code of Ethics for Senior Officers that is the subject of Item 2 is attached.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable to the Registrant.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares, Inc.

By:	/s/ Michael Latham

Michael Latham, President (Principal Executive Officer)

Date:	June 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael Latham

Michael Latham, President (Principal Executive Officer)

Date:	June 20, 2012

By:	/s/ Jack Gee

Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date:	June 20, 2012